Research and development costs (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Research and development costs
Research and development costs	€ 11,074,000	€ 6,297,000	€ 32,560,000	€ 19,972,000